Capital (Tables)	12 Months Ended
Dec. 31, 2020
Asset management operations
Group objectives, policies and processes for managing capital
Reconciliation of regulatory and other surplus

	2020 $m			2019 $m
			Total asset	Total asset
Regulatory and other surplus	Eastspring	US	management	management
Balance at 1 Jan	376	6	382	1,271
Removal of discontinued UK and Europe operations	—	—	—	(846)
Gains (losses) during the year	223	(1)	222	238
Movement in capital requirement	48	—	48	(32)
Capital injection	65	—	65	(10)
Distributions made to the Parent Company	(204)	—	(204)	(213)
Exchange and other movements	(49)	—	(49)	(26)
Balance at 31 Dec	459	5	464	382